Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of December 31, 2024, the carrying amounts of our significant financial assets and liabilities measured at fair value on a recurring basis are as follows:

		December 31, 2024
($ in millions)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current assets	—	6	—	6
Equity investments	Other non-current assets	5	—	—	5
Liabilities:
Derivative liabilities	Other current liabilities	—	48	—	48

As of December 31, 2023, there were a nominal amount of derivative assets, $6 million of equity investments, and $1 million of derivative liabilities.

Derivative assets and liabilities classified as Level 2 were derived from quoted market prices for similar instruments or by discounting the future cash flows with adjustment for credit risk as appropriate. All significant inputs were derive from or corroborated by observable market data including current forward exchange rates, among others.
Financial Assets and Liabilities Not Carried at Fair Value

The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2024 and 2023 are as follows:

	December 31, 2024
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Equity investments	11	—	—	11	11
Liabilities:
Debt (1)	5,361	—	5,346	—	5,346

	December 31, 2023
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Equity investments	11	—	—	11	11
Liabilities:
Debt (1)	5,655	—	5,620	—	5,620
(1) Excludes short-term borrowings. The fair value is determined based on quoted market prices for identical or similar instruments.
Level 3 equity investments are measured at cost, less impairment, plus or minus changes resulting from observable price changes, which approximates fair value.